Intangible and other long-term assets (Schedule of Reconciliation between Opening and Closing Balances) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance	$ 2,300,052	$ 2,471,548
Disposals		(122,487)
Adjustment effect of the year	35,065	(49,009)
Balance	2,335,117	2,300,052
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	4,672,503	4,841,423
Additions	9,880	10,087
Disposals		(122,487)
Adjustment effect of the year	24,283	(56,520)
Balance	4,706,666	4,672,503
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	(2,372,451)	(2,369,875)
Additions	(9,880)	(10,087)
Adjustment effect of the year	10,782	7,511
Balance	$ (2,371,549)	$ (2,372,451)